Property, plant and equipment (Details 2) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Property Plant And Equipment Explanatory [Abstract]
Costs for exploratory wells suspended - beginning of the period	€ 1,263	€ 1,684	€ 1,737
Increases for which is ongoing the determination of proved reserves	235	451	282
Amounts previously capitalized and expensed in the period		(217)	(109)
Reclassification to successful exploratory wells following the estimation of proved reserves		(278)	(276)
Disposals	(6)	(199)
Decrease through loss of control of subsidiary	(4,877)
Reclassification to assets held for sale	(24)
Currency translation differences	49	(178)	50
Costs for exploratory wells suspended - end of the period	€ 1,101	€ 1,263	€ 1,684